Repayments of Principal Amounts of Long-Term Borrowings, Including Bonds Payable, Bank and Other Borrowings (Detail) - Dec. 31, 2018 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Debt Disclosure [Abstract]
2019	$ 18,222	¥ 125,284
2020	304,190	2,091,460
2021	5,672	39,000
2022	5,890	40,500
2023 thereafter	$ 0	¥ 0